Trade and Other Receivables and Prepayments, Net Exposure to Credit Risk for Trade Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	$ 204	$ 241
Current (not past due)
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.00%
1-90 days past due | Bottom of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	2.00%
1-90 days past due | Top of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	10.00%
91-360 days past due | Bottom of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	15.00%
91-360 days past due | Top of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	25.00%
More than 360 days past due | Bottom of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	50.00%
More than 360 days past due | Top of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%
Expected credit losses collectively assessed [member] | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	$ 133	106
Expected credit losses collectively assessed [member] | Trade receivables [member] | Current (not past due)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	12	17
Expected credit losses collectively assessed [member] | Trade receivables [member] | 1-90 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	10	10
Expected credit losses collectively assessed [member] | Trade receivables [member] | 91-360 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	28	4
Expected credit losses collectively assessed [member] | Trade receivables [member] | More than 360 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	$ 83	$ 75